Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Aug. 25, 2024
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5		$ 5
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares	716,306,770		716,306,770		729,529,876
Common shares convertible from Stock Option Plan			6,272,612		6,554,492
Number of share options exercisable in share-based payment arrangement	2,791,106		2,791,106		2,856,460
Common Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares issued under Stock Option Plan	289,748	160,277	975,467	639,980
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Common shares issued under Shareholder Dividend Reinvestment and Share Purchase Plan	0	0	0	7,790,724
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	53,745		53,745		55,172
4.800% Additional Tier 1 Capital Notes [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate						4.80%
Borrowings, adjustment to interest rate basis						6.709%